Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 97.94%
Affiliated master portfolios: 62.70%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$30,877,692
Allspring Core Bond Portfolio		30,375,768
Allspring Disciplined Large Cap Portfolio		3,291,338
Allspring Emerging Growth Portfolio		243,525
Allspring Factor Enhanced Emerging Markets Equity Portfolio		247,551
Allspring Factor Enhanced International Equity Portfolio		2,401,886
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		1,265,908
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		377,742
Allspring Real Return Portfolio		11,622,429
Allspring Small Company Value Portfolio		253,034
		80,956,873
Alternative investment funds: 3.09%
Allspring Alternative Risk Premia Fund Class R6♠	478,917	3,989,378
Bond funds: 19.03%
Allspring Global Investment Grade Credit Fund Class R6♠	446,352	3,802,923
Allspring High Yield Bond Fund Institutional Class♠	2,760,229	8,115,073
Allspring Income Plus Fund Institutional Class♠	1,474,458	12,650,852
		24,568,848
Exchange-traded funds: 7.54%
iShares Core MSCI EAFE ETF	5,658	378,577
iShares Core MSCI Emerging Markets ETF	7,562	370,992
iShares Core S&P 500 ETF	3,351	1,516,964
iShares Core S&P Small-Cap ETF	4,994	503,295
iShares Core U.S. Aggregate Bond ETF	32,755	3,170,684
iShares iBoxx High Yield Corporate Bond ETF	50,435	3,796,747
		9,737,259
Multi-asset funds: 4.12%
Allspring Diversified Income Builder Fund Class R6♠	990,502	5,318,996
Stock funds: 1.46%
Allspring Discovery Large Cap Growth Fund Class R6♠†	54,237	507,662
Allspring Emerging Markets Equity Fund Class R6♠	15,099	368,562
Allspring Premier Large Company Growth Fund Class R6♠†	36,419	508,040
Allspring Special Large Cap Value Fund Class R6♠	43,296	504,830
		1,889,094
Total investment companies (Cost $134,666,446)		126,460,448
See accompanying notes to portfolio of investments
Spectrum Income Allocation Fund | 1

Portfolio of investments—August 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.15%
Investment companies: 0.15%
Allspring Government Money Market Fund Select Class♠∞		5.26%	200,000	$200,000
Total short-term investments (Cost $200,000)				200,000
Total investments in securities (Cost $134,866,446)	98.09%			126,660,448
Other assets and liabilities, net	1.91			2,465,973
Total net assets	100.00%			$129,126,421

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$4,436,084	$52,052	$(556,669)	$(54,905)	$112,816	$3,989,378
Allspring Discovery Large Cap Growth Fund Class R6†	552,243	1,556	(75,846)	25,313	4,396	507,662
Allspring Diversified Income Builder Fund Class R6	5,796,240	74,809	(683,975)	(59,615)	191,537	5,318,996
Allspring Emerging Markets Equity Fund Class R6	407,955	4,896	(55,446)	(651)	11,808	368,562
Allspring Global Investment Grade Credit Fund Class R6	4,166,365	31,803	(390,070)	(92,367)	87,192	3,802,923
Allspring High Yield Bond Fund Institutional Class	8,836,854	189,451	(1,058,473)	(157,863)	305,104	8,115,073
Allspring Income Plus Fund Institutional Class	13,771,308	181,962	(1,331,912)	(118,054)	147,548	12,650,852
Allspring Premier Large Company Growth Fund Class R6†	550,660	2,704	(86,297)	(6,155)	47,128	508,040
Allspring Special Large Cap Value Fund Class R6	540,791	413	(75,677)	(6,408)	45,711	504,830
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	2,505,394	(2,505,394)	0	0	200,000
				$(470,705)	$953,240	$35,966,316
See accompanying notes to portfolio of investments
2 | Spectrum Income Allocation Fund

Portfolio of investments—August 31, 2023 (unaudited)

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	478,917	$0
Allspring Discovery Large Cap Growth Fund Class R6†	54,237	0
Allspring Diversified Income Builder Fund Class R6	990,502	74,810
Allspring Emerging Markets Equity Fund Class R6	15,099	0
Allspring Global Investment Grade Credit Fund Class R6	446,352	31,372
Allspring High Yield Bond Fund Institutional Class	2,760,229	160,990
Allspring Income Plus Fund Institutional Class	1,474,458	154,323
Allspring Premier Large Company Growth Fund Class R6†	36,419	0
Allspring Special Large Cap Value Fund Class R6	43,296	0
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	1,548
		$423,043

†	Non-income-earning security.
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex- Corporate Portfolio	13.28%	12.30%	$(60,643)	$(395,268)	$239,885	$0	$14,134	$30,877,692
Allspring Core Bond Portfolio	0.71	0.66	(524,326)	134,587	330,780	0	13,055	30,375,768
Allspring Disciplined Large Cap Portfolio	1.66	1.52	100,584	218,755	61	12,817	634	3,291,338
Allspring Emerging Growth Portfolio	0.08	0.07	(6,135)	16,345	1	83	81	243,525
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.26	0.23	(2,332)	8,684	8	3,496	52	247,551
Allspring Factor Enhanced International Equity Portfolio	0.60	0.55	6,232	112,273	215	13,770	868	2,401,886
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	0.29	0.26	30,425	94,444	69	5,259	320	1,265,908
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	0.35	0.31	5,000	30,028	25	1,442	121	377,742
Allspring Real Return Portfolio	4.67	5.31	(16,897)	(25,733)	117,698	9,823	1,728	11,622,429
Allspring Small Company Value Portfolio	0.05	0.05	3,366	27,991	0	1,366	30	253,034
			$(464,726)	$222,106	$688,742	$48,056	$31,023	$80,956,873
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	23	9-7-2023	$3,491,789	$3,684,078	$192,289	$0
S&P/TSX 60 Index	23	9-14-2023	4,092,230	4,140,068	47,838	0
E-Mini NASDAQ 100 Index	19	9-15-2023	5,600,254	5,904,630	304,376	0
See accompanying notes to portfolio of investments
Spectrum Income Allocation Fund | 3

Portfolio of investments—August 31, 2023 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
E-Mini S&P 500 Index	20	9-15-2023	$4,483,424	$4,516,000	$32,576	$0
Japanese Yen Futures	59	9-18-2023	5,362,425	5,082,850	0	(279,575)
Mexican Peso Futures	98	9-18-2023	2,782,567	2,878,750	96,183	0
10-Year Euro BUND Index	26	12-7-2023	3,736,202	3,739,253	3,051	0
10-Year U.S. Treasury Notes	42	12-19-2023	4,622,738	4,663,313	40,575	0
Long Gilt Futures	87	12-27-2023	10,426,190	10,532,917	106,727	0
Short
DAX Index	(9)	9-15-2023	(3,919,430)	(3,903,418)	16,012	0
Euro STOXX 50 Index	(74)	9-15-2023	(3,488,410)	(3,460,835)	27,575	0
MSCI Emerging Markets Index	(83)	9-15-2023	(4,105,766)	(4,064,095)	41,671	0
British Pound Futures	(52)	9-18-2023	(4,100,429)	(4,116,125)	0	(15,696)
2-Year Euro SCHATZ	(146)	12-7-2023	(16,690,886)	(16,699,085)	0	(8,199)
Ultra 10-Year U.S. Treasury Notes	(86)	12-19-2023	(9,869,612)	(9,985,406)	0	(115,794)
					$908,873	$(419,264)
See accompanying notes to portfolio of investments
4 | Spectrum Income Allocation Fund

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Spectrum Income Allocation Fund | 5

Notes to portfolio of investments—August 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$45,503,575	$0	$0	$45,503,575
Short-term investments
Investment companies	200,000	0	0	200,000
Investments measured at net asset value*				80,956,873
	45,703,575	0	0	126,660,448
Futures contracts	908,873	0	0	908,873
Total assets	$46,612,448	$0	$0	$127,569,321
Liabilities
Futures contracts	$419,264	$0	$0	$419,264
Total liabilities	$419,264	$0	$0	$419,264

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $80,956,873 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of August 31, 2023, $2,701,887 was segregated as cash collateral for these open futures contracts.
For the three months ended August 31, 2023, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
6 | Spectrum Income Allocation Fund